1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

February 27, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 136 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Equity Trust, a Maryland business trust (the “Trust”), Post-Effective Amendment No. 136 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed to file as exhibits the consents of the independent registered public accounting firm and to make certain non-material changes to the prospectus and Statement of Additional Information of each of Legg Mason Partners 130/30 U.S. Large Cap Equity Fund, Legg Mason Partners Diversified Large Cap Growth Fund, Legg Mason Partners Dividend Strategy Fund, Legg Mason Partners Emerging Markets Equity Fund, Legg Mason Partners International All Cap Opportunity Fund and Legg Mason Partners Equity Income Builder Fund (each, a “Fund”), each a series of the Trust. On December 19, 2008, the Trust filed Post-Effective Amendment No. 129 on behalf of Legg Mason Partners Diversified Large Cap Growth Fund to include new disclosure in that Fund’s prospectus and Statement of Additional Information with respect to its ability to engage in short sales. On February 13, 2009, the Trust filed Post-Effective Amendment No. 134 on behalf of Legg Mason Partners Diversified Large Cap Growth Fund to its Registration Statement to designate an effective date of February 28, 2009. In accordance with Rule 485 under the 1933 Act, the Amendment will become effective on February 28, 2009.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Mary C. Carty, Willkie Farr & Gallagher LLP

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